General and Administrative Expense, Detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expense [Abstract]
Management fees – related parties	$ 18,050	$ 16,536	$ 13,511
Professional fees (legal and accounting)	720	833	687
Directors fess and expenses	468	477	468
Listing fees and expenses	97	115	96
Miscellaneous	1,304	1,281	1,356
Total	$ 20,639	$ 19,242	$ 16,118